Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income.
Financial assets at fair value through other comprehensive income

16   Financial assets measured at fair value through other comprehensive income

	As at December 31,
	2020	2021
	RMB’000	RMB’000

Loans and advances to customers	—	1,103,460
Equity securities (Note a)	5,000	3,204
Debt securities (Note b)	16,828	16,334
	21,828	1,122,998

Less: Non-current financial asset measured at fair value through other comprehensive income	(21,828)	(640,501)
	—	482,497

16   Financial assets measured at fair value through other comprehensive income (Continued)

(a)	On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000.
(b)	Changes in the carrying amounts of debt securities were mainly due to redemption.